Going Concern (Details Textual) - USD ($)	6 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Total Liability In Excess Of Assets	$ 2,968,294	$ 2,559,765	$ 1,352,572
Contracts Revenue	$ 940,000